LOANS RECEIVABLE, NET - Loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LOANS RECEIVABLE, NET
Loans receivable		¥ 837,328	¥ 1,204,713
Less allowance for loan losses		(25,895)	(12,406)
Loans receivable, net	$ 118,018	¥ 811,433	¥ 1,192,307